Financial Assets and Liabilities - Derivative financial instruments, interset rate and credit risk - Additional information (Detail) R$ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021 BRL (R$) Item
Disclosure of detailed information about financial instruments [line items]
Description of how entity establishes hedge ratio and what sources of hedge ineffectiveness are		The Company established a 1:1 hedge ratio for hedge relationships, since the underlying risk of the interest rate and exchange rate swap is identical to the hedged risk component
Number of categories of customers in credit risk of lease receivables | Item		2
Variation scenario +/- 25%
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase (decrease) in associated risk variables		25.00%
Variation scenario +/- 50%
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase (decrease) in associated risk variables		50.00%
Comgas [member] | BNDES Project VIII
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of debt instrument not protected	3.00%
Electricity trading [member]
Disclosure of detailed information about financial instruments [line items]
Purchase commitment		R$ 0
Electricity trading [member] | Compass Gás e Energia [member]
Disclosure of detailed information about financial instruments [line items]
Purchase commitment		R$ 0